Employee Benefits - Schedule of Severance Indemnity Obligations (Details)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Severance Indemnity Obligations [Abstract]
Discount rate	5.71%	5.77%
Salary increase rate	4.50%	5.60%
Payment probability	99.99%	99.99%